Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated subsidiaries information
Net sales	$ 94,274,235	$ 96,287,363	$ 88,051,829
Non income	6,577,522	5,333,354	12,325,450
Total comprehensive income	7,162,123	4,143,804	$ 11,981,913
Sky
Consolidated subsidiaries information
Net sales	22,196,629	21,941,247
Non income	2,904,155	2,401,792
Total comprehensive income	2,780,519	2,652,008
Empresas Cablevision
Consolidated subsidiaries information
Net sales	12,527,621	12,400,266
Non income	1,596,633	806,751
Total comprehensive income	$ 1,595,548	$ 806,751